UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $117,583 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1688    64841 SH       SOLE                                      64841
AMAZON COM INC                 COM              023135106     4854    26945 SH       SOLE                                      26945
APPLE INC                      COM              037833100     7175    20588 SH       SOLE                                      20588
CATERPILLAR INC DEL            COM              149123101     3372    30280 SH       SOLE                                      30280
CHEVRON CORP                   COM              166764100     5426    50475 SH       SOLE                                      50475
CISCO SYSTEMS INC              COM              17275R102     3184   185631 SH       SOLE                                     185631
COCA-COLA CO                   COM              191216100      418     6300 SH       SOLE                                       6300
CORNING INC                    COM              219350105     6777   328488 SH       SOLE                                     328488
DEERE & CO                     COM              244199105     3029    31260 SH       SOLE                                      31260
DR HORTON INC.                 COM              23331A109      350    30000 SH       SOLE                                      30000
ELMIRA SAVINGS BANK            COM              289660102     2830   164057 SH       SOLE                                     164057
EMC CORP                       COM              268648102     3232   121676 SH       SOLE                                     121676
EQUINIX INC                    COM              29444U502     1914    21010 SH       SOLE                                      21010
EXXON MOBIL CORP               COM              30231G102     3881    46127 SH       SOLE                                      46127
GENERAL ELECTRIC CO            COM              369604103     5289   263784 SH       SOLE                                     263784
GOLDMAN SACHS GROUP INC        COM              38141G104     2741    17285 SH       SOLE                                      17285
GORMAN-RUPP CO                 COM              383082104      368     9350 SH       SOLE                                       9350
INTEL CORP                     COM              458140100     3484   172623 SH       SOLE                                     172623
INTL BUSINESS MACHINES         COM              459200101     2508    15381 SH       SOLE                                      15381
INTUITIVE SURGICAL             COM              46120E602     6383    19142 SH       SOLE                                      19142
JOHNSON & JOHNSON              COM              478160104     1037    17503 SH       SOLE                                      17503
KRAFT FOODS INC                COM              50075N104      562    17912 SH       SOLE                                      17912
MCDERMOTT INTL INC             COM              580037109     3259   128350 SH       SOLE                                     128350
MEDTRONIC INC                  COM              585055106     2871    72951 SH       SOLE                                      72951
MICRON TECHNOLOGY INC          COM              595112103     1232   107425 SH       SOLE                                     107425
MICROSOFT CORP                 COM              594918104     2286    90047 SH       SOLE                                      90047
OVERSEAS SHIPHOLDING GROUP     COM              690368105     1061    33025 SH       SOLE                                      33025
PEPSICO INC                    COM              713448108     1110    17231 SH       SOLE                                      17231
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1821    27750 SH       SOLE                                      27750
PRECISION CASTPARTS CORP       COM              740189105     1425     9680 SH       SOLE                                       9680
QUALCOMM INC                   COM              747525103     1205    21975 SH       SOLE                                      21975
ROYAL DUTCH SHELL B ADR        COM              780259107      919    12549 SH       SOLE                                      12549
SCHLUMBERGER LTD               COM              806857108     2313    24804 SH       SOLE                                      24804
TARGET CORP                    COM              87612E106      374     7480 SH       SOLE                                       7480
UNION PACIFIC CORP             COM              907818108     2272    23105 SH       SOLE                                      23105
UNITED TECHNOLOGIES            COM              913017109     2065    24397 SH       SOLE                                      24397
VALERO ENERGY CORP             COM              91913Y100     2946    98786 SH       SOLE                                      98786
VERIZON COMMUNICATIONS         COM              92343V104     3922   101762 SH       SOLE                                     101762
ZIMMER HOLDINGS, INC           COM              98956P102     2892    47770 SH       SOLE                                      47770
ISHARES MSCI AUSTRALIA INDEX F                  464286103     1631    61275 SH       SOLE                                      61275
ISHARES MSCI BRAZIL INDEX FUND                  464286400     1258    16230 SH       SOLE                                      16230
ISHARES NASDAQ BIOTECH INDX                     464287556     4773    47650 SH       SOLE                                      47650
ISHARES TR COMEX GOLD                           464285105     1828   130350 SH       SOLE                                     130350
UTILITIES SELECT SECTOR SPDR                    81369Y886      963    30210 SH       SOLE                                      30210
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     1924    51380 SH       SOLE                                      51380
ISHARES TR COMEX GOLD                           464285105      735    52455 SH       SOLE                                      52455